Fair Value (Detail) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 8,812,000		$ 15,740,000			$ 8,543,000
Infinity Pharmaceuticals Inc [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	25,737,000	$ 38,313,000		$ 53,125,000	$ 80,726,000
Target net asset value		1
Infinity Pharmaceuticals Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 0	0
Warrant liability		200,000
Infinity Pharmaceuticals Inc [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Warrant liability		$ 200,000			$ 200,000